Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Schedule of Inventories

	At December 31,
	2022	2023	2024
	(in thousands)
Components	$6,641	$4,706	$2,445
Finished goods	4,599	4,559	3,679
Total inventories at cost	$11,240	$9,265	$6,124
Provision for slow-moving or damaged components	$606	$1,065	$1,468
Provision for slow-moving or damaged finished goods	1,247	1,865	1,782
Total provision for slow-moving or damaged inventory	$1,853	$2,930	$3,250
Components, net	$6,035	$3,641	$977
Finished goods, at the lower of cost and net realizable value	3,352	2,694	1,897
Total net inventories	$9,387	$6,335	$2,874